Share-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Rate		Dec. 31, 2011 Rate		Dec. 31, 2010 Rate		Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award, Expiration Period	10 years
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 6.6		$ 6.0		$ 5.6
Number of shares of common stock authorized for issuance under the Plan	28,800,000
Number of shares available for future grants of share-based awards	8,900,000
Common Stock, Capital Shares Reserved for Future Issuance	5,800,000
Share-based compensation expense, after-tax	10.8	[1]	9.8	[1]	9.1	[1]
Excess tax benefits from share-based compensation	9.7		7.4		56.3
Excess tax benefits from share-based compensation related to years 2006 through 2009					44.0
Excess tax benefits from share-based compensation included as financing activities	9.7		7.4		56.3
Proceeds from Stock Options Exercised	18.8		11.3		18.1
Stock Option Outstanding [Roll Forward]
Options expected to vest (in shares)	3,100,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	2.7		2.3		2.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	2,187,000
Awards vesting period	3 years
Share-based compensation expense, after-tax	4.4	[2]	3.7	[2]	3.3	[2]
Forfeiture rate assumption	4.00%
Unrecognized compensation cost	7.2
Unrecognized compensation cost, weighted-average period of recognition (in years)	1 year 9 months
Black Scholes valuation assumptions for stock option grants [Abstract]
Expected dividend yield	0.63%		0.61%		0.87%
Expected volatility	42.09%		41.61%		42.17%
Expected life (in years)	6 years 6 months		6 years 6 months		6 years 6 months
Risk-free interest rate	1.30%		2.84%		3.13%
Stock Option Outstanding [Roll Forward]
Options outstanding, beginning (in shares)	2,810,000		3,170,000		4,350,000
Options exercisable, beginning (in shares)	1,340,000		1,554,000		2,630,000
Options outstanding, weighted-average remaining contractual life, beginning (in years)	6 years 6 months		6 years 4 months 8 days		6 years 4 months 8 days		5 years 4 months 8 days
Options outstanding, weighted-average exercise price per share, beginning	$ 24.67		$ 20.17		$ 15.47
Options outstanding, aggregate intrinsic value, beginning	51.6		62.8		54.0
Options granted (in shares)	422,000		432,000		542,000
Options granted, weighted-average exercise price per share	$ 47.58		$ 40.89		$ 28.67
Options exercised (in shares)	(943,000)		(750,000)		(1,690,000)
Options exercised, weighted-average exercise price per share	$ 19.86		$ 15.05		$ 10.68
Options exercised, aggregate intrinsic value	30.7		19.7		37.3
Options forfeited (in shares)	(50,000)		(42,000)		(32,000)
Options forfeited, weighted-average exercise price per share	$ 39.24		$ 23.08		$ 25.97
Options outstanding, ending (in shares)	2,239,000		2,810,000		3,170,000		4,350,000
Options exercisable, ending (in shares)	932,000		1,340,000		1,554,000		2,630,000
Options outstanding, weighted-average remaining contractual life, ending (in years)	6 years 6 months		6 years 4 months 8 days		6 years 4 months 8 days		5 years 4 months 8 days
Options outstanding, weighted-average exercise price per share, ending	$ 30.69		$ 24.67		$ 20.17		$ 15.47
Options outstanding, aggregate intrinsic value, ending	62.3		51.6		62.8		54.0
Stock Option Additional Disclosures [Abstract]
Options granted, weighted-average grant-date fair value per share	$ 19.26		$ 17.59		$ 12.25
Options exercisable, intrinsic value	36.0
Options exercisable, weighted-average remaining contractual term (in years)	4 years 3 months 18 days
Options exercisable, weighted-average exercise price per share	$ 19.86
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	3.9		3.7		3.6
Awards vesting period	3 years
Share-based compensation expense, after-tax	6.4	[3]	6.1	[3]	5.8	[3]
Forfeiture rate assumption	2.00%
Unrecognized compensation cost	11.9
Unrecognized compensation cost, weighted-average period of recognition (in years)	2 years 1 month 6 days
Nonvested Restricted Awards [Roll Forward]
Nonvested awards, beginning	758,000		912,000		760,000
Nonvested awards, weighted-average grant date fair value per share, beginning	$ 31.33		$ 26.86		$ 22.35
Nonvested awards granted	221,000		182,000		416,000
Awards granted, weighted-average grant date fair value per share	$ 49.88		$ 40.76		$ 30.79
Nonvested awards vested	(257,000)		(320,000)		(262,000)
Awards vested, weighted-average grant date fair value per share	$ 27.60		$ 24.25		$ 20.01
Nonvested awards forfeited	(18,000)		(16,000)		(2,000)
Awards forfeited, weighted-average grant date fair value per share	$ 39.21		$ 25.58		$ 26.39
Nonvested awards, ending	704,000		758,000		912,000
Nonvested awards, weighted-average grant date fair value per share, ending	$ 38.29		$ 31.33		$ 26.86
Restricted Stock Units (RSUs) related to Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock credited to directors' accounts for RSUs	119,482		103,698
Additional Paid-in Capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Excess tax benefits from share-based compensation	$ 9.7		$ 7.4		$ 56.3

[1]	This expense is classified as selling, general and administrative expense in our consolidated statements of income.
[2]	We applied an estimated forfeiture rate of four percent per stock option grant in the calculation of the expense.
[3]	We applied an estimated forfeiture rate of two percent of outstanding grants in the calculation of the expense.